Fair Value Measurements Fair Value Measurements (Details 2) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Liabilities [Abstract]
Shot-term debt	$ 167	$ 15
Long-term debt	2,142	2,311
Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	635	796
Fiduciary Funds Restricted Fair Value Disclosure	1,888	1,662
Liabilities [Abstract]
Shot-term debt	167	15
Long-term debt	2,142	2,311
Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	635	796
Fiduciary Funds Restricted Fair Value Disclosure	1,888	1,662
Liabilities [Abstract]
Short-term debt, Fair Value	169	15
Long-term debt, Fair Value	$ 2,327	$ 2,444